                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-4474

  NAME OF REGISTRANT:                                                    VANGUARD CALIFORNIA TAX-FREE FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          NOVEMBER 30

  DATE OF REPORTING PERIOD:                                        JULY 1, 2013 - JUNE 30, 2014

  FUND:    VANGUARD CALIFORNIA INTERMEDIATE-TERM TAX-EXEMPT FUND

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                SOUTHERN CALIF PUB PWR AUTH NAT GAS PROJ REV

  TICKER:                N/A                                   CUSIP:    842471AL8

  MEETING DATE:   9/13/2013                                                                                                             FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST         MGMT

PROPOSAL #1: TO APPROVE THE PROPOSED AMENDMENTS WHICH        ISSUER              NO               N/A                   N/A

 ARE MORE FULLY DESCRIBED IN THE CONSENT STATEMENT

DATED JULY 30, 2013

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                SOUTHERN CALIF PUB PWR AUTH NAT GAS PROJ REV

  TICKER:                N/A                                   CUSIP:    842471AR5

  MEETING DATE:   9/13/2013                                                                                                             FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST         MGMT

PROPOSAL #1: TO APPROVE THE PROPOSED AMENDMENTS WHICH        ISSUER              NO               N/A                   N/A

 ARE MORE FULLY DESCRIBED IN THE CONSENT STATEMENT

DATED JULY 30, 2013

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                SOUTHERN CALIF PUB PWR AUTH NAT GAS PROJ REV

  TICKER:                N/A                                   CUSIP:    842471AS3

  MEETING DATE:   9/13/2013                                                                                                             FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST         MGMT

PROPOSAL #1: TO APPROVE THE PROPOSED AMENDMENTS WHICH        ISSUER              NO               N/A                   N/A

 ARE MORE FULLY DESCRIBED IN THE CONSENT STATEMENT

DATED JULY 30, 2013

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                SOUTHERN CALIF PUB PWR AUTH NAT GAS PROJ REV

  TICKER:                N/A                                   CUSIP:    842471AT1

  MEETING DATE:   9/13/2013                                                                                                             FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST         MGMT

PROPOSAL #1: TO APPROVE THE PROPOSED AMENDMENTS WHICH        ISSUER              NO               N/A                   N/A

 ARE MORE FULLY DESCRIBED IN THE CONSENT STATEMENT

DATED JULY 30, 2013

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                SOUTHERN CALIF PUB PWR AUTH NAT GAS PROJ REV

  TICKER:                N/A                                   CUSIP:    842471AU8

  MEETING DATE:   9/13/2013                                                                                                             FOR/AGAINST

  PROPOSAL:                                                                             PROPOSED BY   VOTED?    VOTE CAST         MGMT

PROPOSAL #1: TO APPROVE THE PROPOSED AMENDMENTS WHICH        ISSUER              NO               N/A                   N/A

 ARE MORE FULLY DESCRIBED IN THE CONSENT STATEMENT

DATED JULY 30, 2013

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD CALIFORNIA TAX-FREE FUNDS

  By:     /s/F. William McNabb III

              F. William McNabb III*

              Chairman and Chief Executive Officer

  Date:   August 27, 2014

  *By:    /s/Heidi Stam

  Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014,

              see File Number 2-17620. Incorporated by Reference.